Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				6 Months Ended
	Jul. 25, 2023	Jan. 27, 2023	Jan. 25, 2023	Jun. 30, 2023	Feb. 27, 2023	Jan. 31, 2023
Promissory Note Agreement [Member]
Subsequent Events (Details) [Line Items]
Amount drew down (in Dollars)					$ 75,000	$ 250,000
Non-Redemption Agreement [Member] | Unaffiliated Third Parties [Member]
Subsequent Events (Details) [Line Items]
Non-redeemed shares	200,000
Non-Redemption Agreement [Member] | Unaffiliated Third Parties [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate number of shares agreed to transfer immediately following consummation of an initial business combination	40,000
Surviving Pubco [Member]
Subsequent Events (Details) [Line Items]
Number of shares converted in to Class A Common stock				1
Final liquidating distribution of cash to the holders if all assets had sold (in Dollars)				$ 240,000,000
Price used as denominator for calculating merger consideration (in Dollars per share)				$ 10
Surviving Pubco [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Final liquidating distribution of cash to the holders if all assets had sold (in Dollars)				$ 240,000,000
Price used as denominator for calculating merger consideration (in Dollars per share)				$ 10
Non-Redemption Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares redeem	200,000		200,000
Number of shares issued	50,000		50,000
Aggregate public shares exercised		26,738,255
Cash held in the trust account (in Dollars)		$ 271,939,156